Consolidated Statemenets of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net income	$ 96,120	$ 89,734	$ 109,647
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	32,250	23,637	19,673
Gain on sale of assets	0	0	(15,199)
Amortization and write-off of deferred finance charges	1,226	653	266
Unrealized foreign exchange (gain)	0	0	(326)
Unrealized (gain)/loss on derivatives	(2,798)	263	(4,508)
Share based compensation	120	120	120
Change in:
Accounts receivable trade	303	(4,265)	620
Due from Manager	24	(24)	0
Inventories	(3,247)	(1,236)	(172)
Accrued revenue	(646)	0	1,693
Prepaid expenses and other current assets	(575)	(452)	(37)
Due to Manager	73	(449)	430
Trade accounts payable	1,878	(287)	(1,198)
Accrued liabilities	(255)	547	(1,523)
Unearned revenue	(19,408)	(1,052)	8,661
Net Cash Provided by Operating Activities	105,065	107,189	118,147
Cash Flows from Investing Activities:
Vessel acquisitions including advances for vessels under construction	(136,845)	(160,969)	(192,418)
Proceeds from sale of assets	0	0	32,168
Increase in restricted cash	(23,300)	0	(650)
Restricted cash released	2,000	0	6,382
Increase in bank time deposits	0	0	(86,548)
Maturity of bank time deposits	0	35,080	109,357
Net Cash Used in Investing Activities	(158,145)	(125,889)	(131,709)
Cash Flows from Financing Activities:
Proceeds from long-term debt	312,630	84,000	74,500
Principal payments of long-term debt	(181,254)	(94,453)	(50,992)
Dividends paid	(37,463)	(41,782)	(37,820)
Payment of deferred financing costs	(1,467)	(5,916)	(519)
Proceeds on issuance of common stock (net)	35,237	39,637	74,967
Net Cash Provided by/(Used in) Financing Activities	127,683	(18,514)	60,136
Net increase/(decrease) in cash and cash equivalents	74,603	(37,214)	46,574
Effect of exchange rate changes on cash	0	0	326
Cash and cash equivalents at beginning of year	28,121	65,335	18,435
Cash and cash equivalents at end of year	102,724	28,121	65,335
Supplemental cash flow information:
Cash paid for interest (excluding capitalized interest):	8,534	5,050	6,414
Non cash Investing activities(represent advances and capitalized interest for newbuild Hull No J0131)	$ 32,412	$ 0	$ 0